Discontinued Operations - Summary of Results from Discontinued Operations (Parenthetical) (Details) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net income from discontinued operations, net of taxes	$ 0	$ 0
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net income from discontinued operations, net of taxes	$ 0	$ 0